Provisions (Tables)	12 Months Ended
Mar. 31, 2023
Other provisions [abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Other £m	Total provisions £m
At 1 April 2021	1,700	244	283	2,227
Exchange adjustments	82	4	11	97
Additions	158	37	228	423
Acquisition of NGED (note 37)	—	37	29	66
Unused amounts reversed	(25)	(4)	(32)	(61)
Unwinding of discount	64	6	3	73
Utilised	(99)	(26)	(69)	(194)
Reclassification to held for sale (note 10)	(3)	(40)	(49)	(92)
At 31 March 2022	1,877	258	404	2,539
Exchange adjustments	114	5	12	131
Additions	142	91	222	455
Unused amounts reversed	(38)	(10)	(14)	(62)
Adjustment for change in discount rate¹	(176)	(48)	—	(224)
Unwinding of discount	72	10	6	88
Utilised	(100)	(9)	(176)	(285)
At 31 March 2023	1,891	297	454	2,642

	2023	2022
	£m	£m
Current	288	240
Non-current	2,354	2,299
	2,642	2,539
1.In the year, environmental provisions decreased by £176 million as a result of the change in the real discount rate from 0.5% to 1.5% (see note 5 for details). Decommissioning provisions decreased by £48 million with an associated decrease in the carrying amount of property, plant and equipment of £48 million.

Schedule of environmental provision	The environmental provision is as follows:

	2023			2022
	Discounted £m	Real undiscounted £m	Real discount rate	Discounted £m	Real undiscounted £m	Real discount rate
UK sites	123	138	1.5%	152	160	0.5%
US sites	1,768	2,006	1.5%	1,725	1,789	0.5%
	1,891	2,144		1,877	1,949